Equity Capital Structure, Common Shares (Details)			12 Months Ended
	Oct. 17, 2019 shares	Sep. 22, 2017 shares	Dec. 31, 2019 USD ($) Vote shares	Jun. 28, 2019 USD ($)
Common Shares [Abstract]
Number of votes per share | Vote			1
Gross proceeds from issuance of common shares			$ 2,625,590
Net proceeds from issuance of common shares			$ 2,319,701
Minimum [Member]
Common Shares [Abstract]
Term common stock can be sold under ATM			12 months
Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM				$ 10,000,000
Common Shares [Member]
Common Shares [Abstract]
Issuance of common shares (in shares) | shares	300,000	2,400,000	618,112